Share-Based Payment Arrangements - Summary of Measurement of Fair Values - RSUs (Detail) - RSUs [member] - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Fair value at grant date (weighted average)	$ 1.96	$ 2.04
Expected dividend (weighted average)	0.00%	0.00%
Discount for lack of marketability	20.00%
Bottom of range [member]
Statement [Line Items]
Expected volatility	49.60%	46.60%
Risk free interest rate	0.13%	1.60%
Discount for lack of marketability		20.00%
Top of range [member]
Statement [Line Items]
Expected volatility	66.30%	49.60%
Risk free interest rate	1.60%	2.49%
Discount for lack of marketability		27.50%